Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Premiums (net of reinsurance ceded of $12,362, $12,782 and $15,510)	$ 63,218	$ 59,070	$ 55,789
Contract charges (net of reinsurance ceded of $9,049, $10,971 and $11,591)	74,948	73,446	73,138
Net investment income	311,244	322,825	325,117
Realized capital gains and losses:
Total other-than-temporary impairment ("OTTI") losses	(8,131)	654	(12,410)
OTTI losses reclassified to (from) other comprehensive income	342		3,464
Net other-than-temporary impairment losses recognized in earnings	(7,789)	654	(8,946)
Sales and other realized capital gains and losses	34,907	117,640	23,857
Realized capital gains and losses	27,118	118,294	14,911
Total Revenues	476,528	573,635	468,955
Costs and expenses
Contract benefits (net of reinsurance ceded of $23,918, $14,898 and $10,728)	203,594	213,279	203,717
Interest credited to contractholder funds (net of reinsurance ceded of $4,545, $5,158 and $5,468)	108,637	118,604	129,911
Amortization of deferred policy acquisition costs	16,603	13,213	29,783
Operating costs and expenses	33,357	33,588	42,788
Total costs and expenses	362,191	378,684	406,199
Income from operations before income tax expense	114,337	194,951	62,756
Income tax expense	40,977	68,989	22,461
Net income	73,360	125,962	40,295
Other comprehensive (loss) income, after-tax
Change in unrealized net capital gains and losses	(12,496)	18,293	(91,316)
Change in unrealized foreign currency translation adjustments	(1,172)	(934)	853
Other comprehensive (loss) income, after-tax	(13,668)	17,359	(90,463)
Comprehensive income (loss)	$ 59,692	$ 143,321	$ (50,168)